Income Tax - Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate [Abstract]
Loss before tax	$ (51,869)	$ (109,228)	$ (58,790)
Tax at the statutory tax rate	(12,967)	(27,307)	(14,698)
Foreign rate differential	3,349	15,111	2,933
Expenses not deductible for tax	92	126	2,171
Income not subject to tax			(4)
Additional deductible allowance for qualified research and development costs	(1,506)	(2,338)	(1,681)
Non tax-effective share-based payments	2,150
Unrecognized deferred tax assets	8,882	14,408	11,279
Current income tax expense
Tax charge at the Group’s effective rate